Notes receivable (Tables)	12 Months Ended
Dec. 31, 2021
Notes receivable
Summary of notes receivables

	December 31,
	2021	2020
Notes receivable TerrAscend	$2,315	$—
Notes receivable Sapphire Medical	842	—
Notes receivable RJB Enterprises, LLC.	—	1,645
Notes receivable Curaleaf Maryland, Inc.	—	3,000
Total notes receivable	$3,157	$4,645

Current portion of notes receivable	$2,315	$2,645
Long term notes receivable	842	2,000
Total notes receivable	$3,157	$4,645